Other Non-Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noninterest Income, Other [Abstract]
Investment and insurance commissions	$ 3,456	$ 2,898	$ 2,603
ATM fees	1,683	1,216	1,133
Bank owned life insurance	474	360	567
Other	6,866	6,263	5,089
Total other non-interest income	$ 12,479	$ 10,737	$ 9,392